Related Party Transactions (Details) - Schedule of Amounts Due From Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Accounts receivable		$ 366,256	$ 151,826
Shanghai Youmier [Member]
Accounts receivable
Accounts receivable	[1]	232,589
Shanghai Huijie [Member]
Accounts receivable
Accounts receivable	[2]	133,667
Gaea Mobile Limited [Member]
Accounts receivable
Accounts receivable			137,327
Shanghai Mobi [Member]
Accounts receivable
Accounts receivable			$ 14,499

[1]	The Group had entered into an exclusive publishing agreement with Shanghai Youmier, pursuant to which Shanghai Youmier acted as the exclusive publisher for Project A in China mainland. Project A was a mobile game developed by the Group and was commercially published in February 2023 by Shanghai Youmier. The Group recorded revenue share of the game from Shanghai Youmier as revenue, and the amount due from Shanghai Youmier represented the revenue invoiced but not collected yet.
[2]	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.